Schedule of Future Amortization Expense (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022
Fair Value Disclosures [Abstract]
2023	$ 131,738
2024	122,947
2025	93,559	$ 122,947
2026	93,559	93,559
2027	93,559	93,559
Total	$ 535,362	$ 1,377,401